FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Table)	12 Months Ended
Dec. 31, 2019
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Schedule of items designated as hedging instruments

		Carrying	Carrying	Changes in	Hedge	Amounts reclassified
	Nominal	amount	amount	fair value	ineffectiveness	from hedging reserve
	amount	assets	liabilities	in OCI	in profit or loss	to profit or loss	Line item in
	$ million	$ million	$million	$ million	$ million	$ million	profit or loss
At 31 December 2019
Foreign currency risk
Forward exchange contracts[1]	2,331	26	23	(5)	–	(19)	Cash flow hedges
Interest rate risk
Interest rate swaps[2]	(120)	–	–	–	–	–	N/A
At 31 December 2018
Foreign currency risk
Forward exchange contracts[1]	2,394	37	(22)	23	–	2	Cash flow hedges
Interest rate risk
Interest rate swaps[2]	(200)	–	(3)	–	–	–	N/A
1	Presented in Trade and other receivables and Trade and other payables on the Balance Sheet.
2	Presented in Trade and other payables on the Balance Sheet.

Currency and interest rate profile of interest bearing liabilities

							Fixed rate liabilities
								Weighted
								average
			Interest				Weighted	time
	Gross	Currency	rate	Total	Floating	Fixed rate	average	for which
	borrowings	swaps	swaps	liabilities	rate liabilities	liabilities	interest rate	rate is fixed
	$ million	$ million	$million	$ million	$ million	$ million	%	Years
At 31 December 2019
US Dollar	(1,005)	(118)	–	(1,123)	(268)	(855)	3.4	3.8
Other	(872)	(97)	–	(969)	(969)	–	–	–
Total interest bearing liabilities	(1,877)	(215)	–	(2,092)	(1,237)	(855)
At 31 December 2018
US Dollar	(1,142)	(193)	(3)	(1,338)	(483)	(855)	3.4	4.8
Other	(323)	(61)	–	(384)	(384)	–	–	–
Total interest bearing liabilities	(1,465)	(254)	(3)	(1,722)	(867)	(855)

Currency and interest rate profile of interest bearing assets

	Cash	Currency		Floating	Fixed
	at bank	swaps	Total assets	rate assets	rate assets
	$ million	$ million	$ million	$ million	$ million
At 31 December 2019
US Dollar	181	96	277	277	–
Other	96	119	215	215	–
Total interest bearing assets	277	215	492	492	–
At 31 December 2018
US Dollar	289	60	349	349	–
Other	76	193	269	269	–
Total interest bearing assets	365	253	618	618	–

Schedule of fair value of financial instruments

						Carrying amount			Fair value
	Fair value – hedging instruments	Amortised cost	Fair value through OCI	Fair value through profit or loss	Other financial liabilities	Total	Level 2	Level 3	Total
At 31 December 2019	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Financial assets measured at fair value
Forward foreign exchange contracts	25	–	–	–	–	25	25	–	25
Investments	–	–	–	7	–	7	–	7	7
Contingent consideration receivable	–	–	–	39	–	39	–	39	39
Currency swaps	–	–	1	–	–	1	1	–	1
	25	–	1	46	–	72
Financial liabilities measured at fair value
Acquisition consideration	–	–	–	(141)	–	(141)	–	(141)	(141)
Forward foreign exchange contracts	(22)	–	–	–	–	(22)	(22)	–	(22)
Currency swaps	–	–	(1)	–	–	(1)	(1)	–	(1)
	(22)	–	(1)	(141)	–	(164)
Financial assets not measured at fair value
Trade and other receivables	1,184	–	–	–	–	1,184
Cash at bank	–	277	–	–	–	277
	1,184	277	–	–	–	1,461
Financial liabilities not measured at fair value
Acquisition consideration	–	–	–	(40)	–	(40)
Bank overdrafts	–	–	–	–	(20)	(20)
Bank loans	–	–	–	–	(857)	(857)
Private placement debt in a hedge relationship	–	–	–	–	(120)	(120)
Private placement debt not in a hedge relationship	–	–	–	–	(880)	(880)
Trade and other payables	–	–	–	–	(944)	(944)
	–	–	–	(40)	(2,821)	(2,861)

						Carrying amount			Fair value
	Fair value – hedging instruments	Amortised cost	Fair value through OCI	Fair value through profit or loss	Other financial liabilities	Total	Level 2	Level 3	Total
At 31 December 2018	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Financial assets measured at fair value
Forward foreign exchange contracts	36	–	–	–	–	36	36	–	36
Investments	–	–	–	34	–	34	–	34	34
Currency swaps	–	–	1	–	–	1	1	–	1
	36	–	1	34	–	71
Financial liabilities measured at fair value
Acquisition consideration	–	–	–	(99)	–	(99)	–	(99)	(99)
Forward foreign exchange contracts	(20)	–	–	–	–	(20)	(20)	–	(20)
Currency swaps	–	–	(2)	–	–	(2)	(2)	–	(2)
Interest rate swaps	(3)	–	–	–	–	(3)	(3)	–	(3)
	(23)	–	(2)	(99)	–	(124)
Financial assets not measured at fair value
Trade and other receivables	–	1,211	–	–	–	1,211
Cash at bank	–	365	–	–	–	365
	–	1,576	–	–	–	1,576
Financial liabilities not measured at fair value
Acquisition consideration	–	–	–	(28)	–	(28)
Bank overdrafts	–	–	–	–	(32)	(32)
Bank loans	–	–	–	–	(311)	(311)
Private placement debt in a hedge relationship	–	–	–	–	(197)	(197)
Private placement debt not in a hedge relationship	–	–	–	–	(925)	(925)
Trade and other payables	–	–	–	–	(858)	(858)
	–	–	–	(28)	(2,323)	(2,351)

Schedule of movements for financial instruments measured using Level 3 valuation methods

	2019	2018
	$ million	$ million
Investments
At 1 January	34	21
Acquisitions	17	–
Additions	1	4
Fair value remeasurement	12	9
Distributions received	(2)	–
Disposals	(46)	–
Transfers	(9)	–
At 31 December	7	34

Contingent consideration receivable
At 1 January	–	–
Arising on acquisitions	22	–
Arising on disposals	17	–
At 31 December	39	–

Acquisition consideration liability
At 1 January	(99)	(104)
Arising on acquisitions	(103)	–
Payments	51	9
Transfers	13	–
Discount unwind	(3)	(3)
Exchange movements	–	(1)
At 31 December	(141)	(99)